Remediation of Material Weakness in
Internal Control over Financial
Reporting. Following the identification
and review of the material weakness
described in the independent public
accountant's report on internal
control, management has developed
a plan to implement enhancements
to the Registrant's controls to
remediate the material weakness
identified above. Management will
enhance the design and precision of
the controls over the review of the
financial statements.